Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Tax-Free Trust
Entity Central Index Key	0000757010
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.70%
[1],[2]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 2,131,784,412
Holdings Count | $ / shares	635	[3]
Investment Company Portfolio Turnover	8.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
[4],[5]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 2,131,784,412
Holdings Count | $ / shares	635	[6]
Investment Company Portfolio Turnover	8.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$56	1.10%
[7],[8]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 2,131,784,412
Holdings Count | $ / shares	635	[9]
Investment Company Portfolio Turnover	8.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FITQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
[10],[11]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 2,131,784,412
Holdings Count | $ / shares	635	[12]
Investment Company Portfolio Turnover	8.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FITZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.45%
[13],[14]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 2,131,784,412
Holdings Count | $ / shares	635	[15]
Investment Company Portfolio Turnover	8.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,131,784,412
Total Number of Portfolio Holdings*	635
Portfolio Turnover Rate	8.20%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FFLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
[16],[17]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 879,311,718
Holdings Count | $ / shares	308	[18]
Investment Company Portfolio Turnover	9.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FFTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
[19],[20]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 879,311,718
Holdings Count | $ / shares	308	[21]
Investment Company Portfolio Turnover	9.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FFTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
[22],[23]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 879,311,718
Holdings Count | $ / shares	308	[24]
Investment Company Portfolio Turnover	9.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FTFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.40%
[25],[26]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 879,311,718
Holdings Count | $ / shares	308	[27]
Investment Company Portfolio Turnover	9.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$879,311,718
Total Number of Portfolio Holdings*	308
Portfolio Turnover Rate	9.06%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FHYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.80%
[28],[29]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 4,950,933,088
Holdings Count | $ / shares	1,836	[30]
Investment Company Portfolio Turnover	5.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$34	0.65%
[31],[32]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 4,950,933,088
Holdings Count | $ / shares	1,836	[33]
Investment Company Portfolio Turnover	5.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.19%
[34],[35]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Net Assets	$ 4,950,933,088
Holdings Count | $ / shares	1,836	[36]
Investment Company Portfolio Turnover	5.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.51%
[37],[38]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 4,950,933,088
Holdings Count | $ / shares	1,836	[39]
Investment Company Portfolio Turnover	5.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.55%
[40],[41]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 4,950,933,088
Holdings Count | $ / shares	1,836	[42]
Investment Company Portfolio Turnover	5.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$4,950,933,088
Total Number of Portfolio Holdings*	1,836
Portfolio Turnover Rate	5.17%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
[43],[44]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 282,658,794
Holdings Count | $ / shares	96	[45]
Investment Company Portfolio Turnover	5.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[46],[47]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 282,658,794
Holdings Count | $ / shares	96	[48]
Investment Company Portfolio Turnover	5.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
[49],[50]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 282,658,794
Holdings Count | $ / shares	96	[51]
Investment Company Portfolio Turnover	5.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
[52],[53]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 282,658,794
Holdings Count | $ / shares	96	[54]
Investment Company Portfolio Turnover	5.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[55],[56]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 282,658,794
Holdings Count | $ / shares	96	[57]
Investment Company Portfolio Turnover	5.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$282,658,794
Total Number of Portfolio Holdings*	96
Portfolio Turnover Rate	5.59%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
[58]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 729,094,551
Holdings Count | $ / shares	192	[59]
Investment Company Portfolio Turnover	7.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
[59]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.68%
[60]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 729,094,551
Holdings Count | $ / shares	192	[61]
Investment Company Portfolio Turnover	7.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
[61]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
[62]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 729,094,551
Holdings Count | $ / shares	192	[63]
Investment Company Portfolio Turnover	7.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
[63]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
[64]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 729,094,551
Holdings Count | $ / shares	192	[65]
Investment Company Portfolio Turnover	7.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
[65]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.58%
[66]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 729,094,551
Holdings Count | $ / shares	192	[67]
Investment Company Portfolio Turnover	7.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$729,094,551
Total Number of Portfolio Holdings*	192
Portfolio Turnover Rate	7.64%
[67]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FALQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.89%
[68],[69]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 188,846,936
Holdings Count | $ / shares	87	[70]
Investment Company Portfolio Turnover	6.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
[70]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[71],[72]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 188,846,936
Holdings Count | $ / shares	87	[73]
Investment Company Portfolio Turnover	6.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
[73]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FALEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
[74],[75]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 188,846,936
Holdings Count | $ / shares	87	[76]
Investment Company Portfolio Turnover	6.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
[76]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
[77],[78]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 188,846,936
Holdings Count | $ / shares	87	[79]
Investment Company Portfolio Turnover	6.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
[79]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FALZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[80],[81]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 188,846,936
Holdings Count | $ / shares	87	[82]
Investment Company Portfolio Turnover	6.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$188,846,936
Total Number of Portfolio Holdings*	87
Portfolio Turnover Rate	6.91%
[82]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FGAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.89%
[83]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 308,434,881
Holdings Count | $ / shares	112	[84]
Investment Company Portfolio Turnover	7.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
[84]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$38	0.74%
[85]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 308,434,881
Holdings Count | $ / shares	112	[86]
Investment Company Portfolio Turnover	7.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
[86]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$65	1.28%
[87]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Net Assets	$ 308,434,881
Holdings Count | $ / shares	112	[88]
Investment Company Portfolio Turnover	7.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
[88]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FGFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$31	0.60%
[89]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 308,434,881
Holdings Count | $ / shares	112	[90]
Investment Company Portfolio Turnover	7.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
[90]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$33	0.64%
[91]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 308,434,881
Holdings Count | $ / shares	112	[92]
Investment Company Portfolio Turnover	7.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$308,434,881
Total Number of Portfolio Holdings*	112
Portfolio Turnover Rate	7.49%
[92]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
[93],[94]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 257,598,002
Holdings Count | $ / shares	114	[95]
Investment Company Portfolio Turnover	7.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
[95]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[96],[97]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 257,598,002
Holdings Count | $ / shares	114	[98]
Investment Company Portfolio Turnover	7.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
[98]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
[99],[100]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 257,598,002
Holdings Count | $ / shares	114	[101]
Investment Company Portfolio Turnover	7.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
[101]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FLAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.61%
[102],[103]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 257,598,002
Holdings Count | $ / shares	114	[104]
Investment Company Portfolio Turnover	7.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
[104]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FLTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[105],[106]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 257,598,002
Holdings Count | $ / shares	114	[107]
Investment Company Portfolio Turnover	7.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$257,598,002
Total Number of Portfolio Holdings*	114
Portfolio Turnover Rate	7.13%
[107]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.89%
[108],[109]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 310,467,294
Holdings Count | $ / shares	104	[110]
Investment Company Portfolio Turnover	3.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
[110]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.74%
[111],[112]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 310,467,294
Holdings Count | $ / shares	104	[113]
Investment Company Portfolio Turnover	3.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
[113]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$65	1.28%
[114],[115]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Net Assets	$ 310,467,294
Holdings Count | $ / shares	104	[116]
Investment Company Portfolio Turnover	3.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
[116]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$31	0.60%
[117]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 310,467,294
Holdings Count | $ / shares	104	[118]
Investment Company Portfolio Turnover	3.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
[118]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.64%
[119],[120]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 310,467,294
Holdings Count | $ / shares	104	[121]
Investment Company Portfolio Turnover	3.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$310,467,294
Total Number of Portfolio Holdings*	104
Portfolio Turnover Rate	3.62%
[121]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.82%
[122]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 675,291,176
Holdings Count | $ / shares	179	[123]
Investment Company Portfolio Turnover	3.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
[123]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.67%
[124]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 675,291,176
Holdings Count | $ / shares	179	[125]
Investment Company Portfolio Turnover	3.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
[125]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
[126]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 675,291,176
Holdings Count | $ / shares	179	[127]
Investment Company Portfolio Turnover	3.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
[127]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
[128]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 675,291,176
Holdings Count | $ / shares	179	[129]
Investment Company Portfolio Turnover	3.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
[129]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.57%
[130]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 675,291,176
Holdings Count | $ / shares	179	[131]
Investment Company Portfolio Turnover	3.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$675,291,176
Total Number of Portfolio Holdings*	179
Portfolio Turnover Rate	3.36%
[131]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.84%
[132]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 579,550,308
Holdings Count | $ / shares	199	[133]
Investment Company Portfolio Turnover	6.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
[133]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
[134]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 579,550,308
Holdings Count | $ / shares	199	[135]
Investment Company Portfolio Turnover	6.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
[135]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.23%
[136]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Net Assets	$ 579,550,308
Holdings Count | $ / shares	199	[137]
Investment Company Portfolio Turnover	6.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
[137]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
[138]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 579,550,308
Holdings Count | $ / shares	199	[139]
Investment Company Portfolio Turnover	6.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
[139]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
[140]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 579,550,308
Holdings Count | $ / shares	199	[141]
Investment Company Portfolio Turnover	6.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$579,550,308
Total Number of Portfolio Holdings*	199
Portfolio Turnover Rate	6.06%
[141]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FVAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.87%
[142]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 414,356,649
Holdings Count | $ / shares	138	[143]
Investment Company Portfolio Turnover	7.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
[143]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.72%
[144]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 414,356,649
Holdings Count | $ / shares	138	[145]
Investment Company Portfolio Turnover	7.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
[145]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.26%
[146]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 414,356,649
Holdings Count | $ / shares	138	[147]
Investment Company Portfolio Turnover	7.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
[147]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.58%
[148]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 414,356,649
Holdings Count | $ / shares	138	[149]
Investment Company Portfolio Turnover	7.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
[149]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.62%
[150]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 414,356,649
Holdings Count | $ / shares	138	[151]
Investment Company Portfolio Turnover	7.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$414,356,649
Total Number of Portfolio Holdings*	138
Portfolio Turnover Rate	7.21%
[151]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FAZQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.82%
[152]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 716,776,252
Holdings Count | $ / shares	185	[153]
Investment Company Portfolio Turnover	5.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
[153]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.67%
[154]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 716,776,252
Holdings Count | $ / shares	185	[155]
Investment Company Portfolio Turnover	5.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
[155]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FAZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.21%
[156]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Net Assets	$ 716,776,252
Holdings Count | $ / shares	185	[157]
Investment Company Portfolio Turnover	5.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
[157]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FAZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
[158]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 716,776,252
Holdings Count | $ / shares	185	[159]
Investment Company Portfolio Turnover	5.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
[159]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FAZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.57%
[160]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 716,776,252
Holdings Count | $ / shares	185	[161]
Investment Company Portfolio Turnover	5.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$716,776,252
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	5.85%
[161]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.85%
[162]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 498,156,543
Holdings Count | $ / shares	176	[163]
Investment Company Portfolio Turnover	5.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
[163]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$36	0.70%
[164]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 498,156,543
Holdings Count | $ / shares	176	[165]
Investment Company Portfolio Turnover	5.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
[165]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.24%
[166]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 498,156,543
Holdings Count | $ / shares	176	[167]
Investment Company Portfolio Turnover	5.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
[167]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.56%
[168]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 498,156,543
Holdings Count | $ / shares	176	[169]
Investment Company Portfolio Turnover	5.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
[169]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$31	0.60%
[170]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 498,156,543
Holdings Count | $ / shares	176	[171]
Investment Company Portfolio Turnover	5.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$498,156,543
Total Number of Portfolio Holdings*	176
Portfolio Turnover Rate	5.64%
[171]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.90%
[172],[173]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 143,582,908
Holdings Count | $ / shares	81	[174]
Investment Company Portfolio Turnover	5.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
[174]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[175],[176]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 143,582,908
Holdings Count | $ / shares	81	[177]
Investment Company Portfolio Turnover	5.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.29%
[178],[179]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 143,582,908
Holdings Count | $ / shares	81	[180]
Investment Company Portfolio Turnover	5.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
[180]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
[181],[182]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 143,582,908
Holdings Count | $ / shares	81	[183]
Investment Company Portfolio Turnover	5.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
[183]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[184],[185]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 143,582,908
Holdings Count | $ / shares	81	[186]
Investment Company Portfolio Turnover	5.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$143,582,908
Total Number of Portfolio Holdings*	81
Portfolio Turnover Rate	5.39%
[186]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
[187]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 670,898,689
Holdings Count | $ / shares	221	[188]
Investment Company Portfolio Turnover	4.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
[188]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.68%
[189]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 670,898,689
Holdings Count | $ / shares	221	[190]
Investment Company Portfolio Turnover	4.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
[190]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
[191]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 670,898,689
Holdings Count | $ / shares	221	[192]
Investment Company Portfolio Turnover	4.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
[192]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
[193]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 670,898,689
Holdings Count | $ / shares	221	[194]
Investment Company Portfolio Turnover	4.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
[194]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.58%
[195]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 670,898,689
Holdings Count | $ / shares	221	[196]
Investment Company Portfolio Turnover	4.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$670,898,689
Total Number of Portfolio Holdings*	221
Portfolio Turnover Rate	4.77%
[196]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.84%
[197]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 690,011,698
Holdings Count | $ / shares	198	[198]
Investment Company Portfolio Turnover	1.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
[198]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
[199]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 690,011,698
Holdings Count | $ / shares	198	[200]
Investment Company Portfolio Turnover	1.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
[200]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.24%
[201]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 690,011,698
Holdings Count | $ / shares	198	[202]
Investment Company Portfolio Turnover	1.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
[202]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
[203]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 690,011,698
Holdings Count | $ / shares	198	[204]
Investment Company Portfolio Turnover	1.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
[204]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
[205]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 690,011,698
Holdings Count | $ / shares	198	[206]
Investment Company Portfolio Turnover	1.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$690,011,698
Total Number of Portfolio Holdings*	198
Portfolio Turnover Rate	1.54%
[206]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.81%
[207]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 1,033,352,287
Holdings Count | $ / shares	252	[208]
Investment Company Portfolio Turnover	3.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
[208]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.66%
[209]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 1,033,352,287
Holdings Count | $ / shares	252	[210]
Investment Company Portfolio Turnover	3.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
[210]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.20%
[211]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 1,033,352,287
Holdings Count | $ / shares	252	[212]
Investment Company Portfolio Turnover	3.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
[212]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.53%
[213],[214]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,033,352,287
Holdings Count | $ / shares	252	[215]
Investment Company Portfolio Turnover	3.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
[215]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FROZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.56%
[216]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 1,033,352,287
Holdings Count | $ / shares	252	[217]
Investment Company Portfolio Turnover	3.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,033,352,287
Total Number of Portfolio Holdings*	252
Portfolio Turnover Rate	3.75%
[217]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.81%
[218]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 884,356,725
Holdings Count | $ / shares	185	[219]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
[219]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.66%
[220]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 884,356,725
Holdings Count | $ / shares	185	[221]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
[221]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.20%
[222]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 884,356,725
Holdings Count | $ / shares	185	[223]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
[223]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FOFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
[224]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 884,356,725
Holdings Count | $ / shares	185	[225]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
[225]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FOFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.56%
[226]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 884,356,725
Holdings Count | $ / shares	185	[227]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$884,356,725
Total Number of Portfolio Holdings*	185
Portfolio Turnover Rate	6.00%
[227]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FPAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
[228]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 680,855,506
Holdings Count | $ / shares	205	[229]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
[229]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.68%
[230]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 680,855,506
Holdings Count | $ / shares	205	[231]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
[231]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.22%
[232]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 680,855,506
Holdings Count | $ / shares	205	[233]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
[233]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.54%
[234]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 680,855,506
Holdings Count | $ / shares	205	[235]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
[235]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FPFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.58%
[236]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 680,855,506
Holdings Count | $ / shares	205	[237]
Investment Company Portfolio Turnover	7.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$680,855,506
Total Number of Portfolio Holdings*	205
Portfolio Turnover Rate	7.14%
[237]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
†	Annualized.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
†	Annualized.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
†	Annualized.

[65]
*	Does not include derivatives, except purchased options, if any.

[66]
†	Annualized.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[69]
†	Annualized.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[72]
†	Annualized.

[73]
*	Does not include derivatives, except purchased options, if any.

[74]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[75]
†	Annualized.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
†	Annualized.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
†	Annualized.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
†	Annualized.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
†	Annualized.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
†	Annualized.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[94]
†	Annualized.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[97]
†	Annualized.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[100]
†	Annualized.

[101]
*	Does not include derivatives, except purchased options, if any.

[102]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[103]
†	Annualized.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[109]
†	Annualized.

[110]
*	Does not include derivatives, except purchased options, if any.

[111]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[112]
†	Annualized.

[113]
*	Does not include derivatives, except purchased options, if any.

[114]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[115]
†	Annualized.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
†	Annualized.

[118]
*	Does not include derivatives, except purchased options, if any.

[119]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[120]
†	Annualized.

[121]
*	Does not include derivatives, except purchased options, if any.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
†	Annualized.

[125]
*	Does not include derivatives, except purchased options, if any.

[126]
†	Annualized.

[127]
*	Does not include derivatives, except purchased options, if any.

[128]
†	Annualized.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
†	Annualized.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
†	Annualized.

[133]
*	Does not include derivatives, except purchased options, if any.

[134]
†	Annualized.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
†	Annualized.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
†	Annualized.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
†	Annualized.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
†	Annualized.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
†	Annualized.

[145]
*	Does not include derivatives, except purchased options, if any.

[146]
†	Annualized.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
†	Annualized.

[149]
*	Does not include derivatives, except purchased options, if any.

[150]
†	Annualized.

[151]
*	Does not include derivatives, except purchased options, if any.

[152]
†	Annualized.

[153]
*	Does not include derivatives, except purchased options, if any.

[154]
†	Annualized.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
†	Annualized.

[157]
*	Does not include derivatives, except purchased options, if any.

[158]
†	Annualized.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
†	Annualized.

[161]
*	Does not include derivatives, except purchased options, if any.

[162]
†	Annualized.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
†	Annualized.

[165]
*	Does not include derivatives, except purchased options, if any.

[166]
†	Annualized.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
†	Annualized.

[169]
*	Does not include derivatives, except purchased options, if any.

[170]
†	Annualized.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[173]
†	Annualized.

[174]
*	Does not include derivatives, except purchased options, if any.

[175]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[176]
†	Annualized.

[177]
*	Does not include derivatives, except purchased options, if any.

[178]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[179]
†	Annualized.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[182]
†	Annualized.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[185]
†	Annualized.

[186]
*	Does not include derivatives, except purchased options, if any.

[187]
†	Annualized.

[188]
*	Does not include derivatives, except purchased options, if any.

[189]
†	Annualized.

[190]
*	Does not include derivatives, except purchased options, if any.

[191]
†	Annualized.

[192]
*	Does not include derivatives, except purchased options, if any.

[193]
†	Annualized.

[194]
*	Does not include derivatives, except purchased options, if any.

[195]
†	Annualized.

[196]
*	Does not include derivatives, except purchased options, if any.

[197]
†	Annualized.

[198]
*	Does not include derivatives, except purchased options, if any.

[199]
†	Annualized.

[200]
*	Does not include derivatives, except purchased options, if any.

[201]
†	Annualized.

[202]
*	Does not include derivatives, except purchased options, if any.

[203]
†	Annualized.

[204]
*	Does not include derivatives, except purchased options, if any.

[205]
†	Annualized.

[206]
*	Does not include derivatives, except purchased options, if any.

[207]
†	Annualized.

[208]
*	Does not include derivatives, except purchased options, if any.

[209]
†	Annualized.

[210]
*	Does not include derivatives, except purchased options, if any.

[211]
†	Annualized.

[212]
*	Does not include derivatives, except purchased options, if any.

[213]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[214]
†	Annualized.

[215]
*	Does not include derivatives, except purchased options, if any.

[216]
†	Annualized.

[217]
*	Does not include derivatives, except purchased options, if any.

[218]
†	Annualized.

[219]
*	Does not include derivatives, except purchased options, if any.

[220]
†	Annualized.

[221]
*	Does not include derivatives, except purchased options, if any.

[222]
†	Annualized.

[223]
*	Does not include derivatives, except purchased options, if any.

[224]
†	Annualized.

[225]
*	Does not include derivatives, except purchased options, if any.

[226]
†	Annualized.

[227]
*	Does not include derivatives, except purchased options, if any.

[228]
†	Annualized.

[229]
*	Does not include derivatives, except purchased options, if any.

[230]
†	Annualized.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
†	Annualized.

[233]
*	Does not include derivatives, except purchased options, if any.

[234]
†	Annualized.

[235]
*	Does not include derivatives, except purchased options, if any.

[236]
†	Annualized.

[237]
*	Does not include derivatives, except purchased options, if any.